UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio

November 30, 2010
 unaudited

Bonds & notes — 94.06%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 41.02%
U.S. Treasury 4.50% 2011	$24,500	$25,522
U.S. Treasury 4.875% 2011	253,750	259,617
U.S. Treasury 5.125% 2011	15,000	15,426
U.S. Treasury 0.625% 2012	163,200	163,778
U.S. Treasury 0.875% 2012	8,260	8,312
U.S. Treasury 1.375% 2012	6,200	6,309
U.S. Treasury 4.25% 2012	78,500	83,998
U.S. Treasury 4.50% 2012	125,000	131,916
U.S. Treasury 4.625% 2012	20,000	21,412
U.S. Treasury 4.625% 2012	15,025	15,828
U.S. Treasury 4.75% 2012	30,000	31,964
U.S. Treasury 4.875% 2012	96,575	101,879
U.S. Treasury 1.50% 2013	11,325	11,588
U.S. Treasury 1.875% 20131	40,734	43,319
U.S. Treasury 2.75% 2013	25,000	26,254
U.S. Treasury 2.75% 2013	1,675	1,775
U.S. Treasury 3.125% 2013	209,000	223,271
U.S. Treasury 3.125% 2013	50,000	53,469
U.S. Treasury 3.375% 2013	156,750	168,371
U.S. Treasury 3.375% 2013	31,750	34,027
U.S. Treasury 3.625% 2013	63,750	68,621
U.S. Treasury 4.25% 2013	121,680	133,563
U.S. Treasury 1.75% 2014	46,540	47,931
U.S. Treasury 1.75% 2014	25,000	25,763
U.S. Treasury 1.875% 2014	47,450	49,072
U.S. Treasury 2.25% 2014	166,000	173,756
U.S. Treasury 2.00% 20141	12,383	13,318
U.S. Treasury 2.625% 2014	188,250	199,479
U.S. Treasury 4.00% 2014	149,500	164,707
U.S. Treasury 1.625% 20151	21,163	22,744
U.S. Treasury 1.875% 2015	8,075	8,278
U.S. Treasury 2.25% 2015	58,000	60,585
U.S. Treasury 4.00% 2015	2,025	2,261
U.S. Treasury 4.125% 2015	50,000	56,242
U.S. Treasury 4.25% 2015	50,000	56,674
U.S. Treasury 2.375% 2016	50,000	52,026
U.S. Treasury 3.25% 2016	40,000	43,233
U.S. Treasury 5.125% 2016	96,500	114,353
U.S. Treasury 7.50% 2016	40,000	52,981
U.S. Treasury 2.75% 2017	10,300	10,778
U.S. Treasury 3.125% 2017	35,000	37,543
U.S. Treasury 4.50% 2017	32,150	37,128
U.S. Treasury 4.625% 2017	120,625	140,199
U.S. Treasury 8.75% 2017	25,000	35,436
U.S. Treasury 3.50% 2018	277,000	301,617
U.S. Treasury 3.75% 2018	14,200	15,669
U.S. Treasury 4.00% 2018	60,000	67,378
U.S. Treasury 3.375% 2019	5,000	5,312
U.S. Treasury 3.625% 2019	133,750	145,166
U.S. Treasury 8.125% 2019	50,000	72,299
U.S. Treasury 3.50% 2020	18,300	19,535
U.S. Treasury 3.625% 2020	65,000	70,243
U.S. Treasury 8.00% 2021	20,000	29,495
U.S. Treasury 7.125% 2023	15,000	21,043
U.S. Treasury 4.25% 2039	4,200	4,313
U.S. Treasury 3.875% 2040	18,400	17,681
U.S. Treasury 4.375% 2040	16,100	16,866
U.S. Treasury 4.625% 2040	2,875	3,140
		3,824,463

CORPORATE BONDS & NOTES — 20.93%
Financials — 7.04%
Kimco Realty Corp. 6.00% 2012	1,250	1,348
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,285	1,368
Kimco Realty Corp., Series C, 4.82% 2014	795	847
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,459
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,602
Kimco Realty Corp. 5.70% 2017	5,500	6,032
Kimco Realty Corp. 6.875% 2019	2,000	2,326
Countrywide Financial Corp., Series B, 5.80% 2012	12,750	13,406
Bank of America Corp. 3.70% 2015	7,000	6,918
Bank of America Corp. 4.50% 2015	5,000	5,132
Bank of America Corp. 5.75% 2017	5,070	5,260
ProLogis 7.625% 2014	10,750	12,404
ProLogis 5.625% 2016	12,260	12,917
ProLogis 6.625% 2018	3,110	3,365
Simon Property Group, LP 6.75% 2014	5,655	6,482
Simon Property Group, LP 4.20% 2015	9,430	10,077
Simon Property Group, LP 6.10% 2016	7,000	8,062
Simon Property Group, LP 5.875% 2017	2,500	2,832
Simon Property Group, LP 10.35% 2019	750	1,050
MetLife Global Funding I 5.125% 20132	15,250	16,524
MetLife Global Funding I 2.50% 20152	12,000	11,934
Société Générale 2.20% 20132	15,300	15,445
Société Générale 3.10% 20152	7,000	6,988
Société Générale 5.75% 20162	4,200	4,502
Royal Bank of Scotland PLC 3.40% 2013	7,000	7,122
Royal Bank of Scotland PLC 3.95% 2015	12,000	12,084
Royal Bank of Scotland Group PLC 5.05% 2015	7,000	6,914
New York Life Global Funding 5.25% 20122	14,000	15,106
New York Life Global Funding 4.65% 20132	9,000	9,701
Monumental Global Funding 5.50% 20132	4,500	4,862
Monumental Global Funding III 0.489% 20142,3	9,140	8,777
Monumental Global Funding III 5.25% 20142	8,500	9,133
HSBC Finance Corp. 0.539% 20143	2,250	2,160
HSBC Bank PLC 3.50% 20152	10,000	10,359
HSBC Finance Corp. 0.727% 20163	4,400	4,061
HSBC Bank USA, NA 4.875% 2020	6,000	6,094
Scotland International Finance No. 2 BV 4.25% 20132	1,195	1,197
Lloyds TSB Bank PLC 4.375% 20152	8,000	8,107
HBOS PLC 6.75% 20182	4,750	4,557
Lloyds TSB Bank PLC 5.80% 20202	8,745	8,641
Westfield Group 5.40% 20122	7,500	7,992
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	5,000	5,415
Westfield Group 7.50% 20142	750	867
Westfield Group 5.75% 20152	5,000	5,560
Westfield Group 5.70% 20162	1,250	1,384
Westfield Group 7.125% 20182	1,000	1,171
JPMorgan Chase & Co. 4.75% 2013	6,000	6,448
JPMorgan Chase & Co. 3.40% 2015	6,000	6,140
JPMorgan Chase & Co. 2.60% 2016	7,000	6,845
JPMorgan Chase & Co. 4.25% 2020	2,000	1,958
Jackson National Life Global 5.375% 20132	17,565	18,963
Barclays Bank PLC 5.45% 2012	4,000	4,309
Barclays Bank PLC 5.20% 2014	4,500	4,924
Barclays Bank PLC 6.05% 20172	7,940	8,362
Wells Fargo & Co. 3.625% 2015	10,000	10,512
Wells Fargo & Co. 5.625% 2017	5,750	6,456
Nordea Bank, Series 2, 3.70% 20142	15,000	15,737
UBS AG 5.875% 2017	14,000	15,663
Standard Chartered PLC 3.85% 20152	10,000	10,386
Standard Chartered Bank 6.40% 20172	4,020	4,454
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	14,555
Northern Trust Corp. 5.50% 2013	6,500	7,263
Northern Trust Corp. 4.625% 2014	2,825	3,101
Northern Trust Corp. 5.85% 20172	2,750	3,177
Goldman Sachs Group, Inc. 3.625% 2012	2,125	2,204
Goldman Sachs Group, Inc. 6.15% 2018	8,560	9,390
Goldman Sachs Group, Inc. 5.375% 2020	1,475	1,517
American Honda Finance Corp. 5.125% 20102	13,000	13,020
Citigroup Inc. 4.75% 2015	7,000	7,311
Citigroup Inc. 6.01% 2015	4,750	5,186
Abbey National Treasury Services PLC 3.875% 20142	8,200	8,340
Santander Issuances, SA Unipersonal 5.911% 20162	200	206
Sovereign Bancorp, Inc. 8.75% 2018	2,470	2,870
Santander Issuances, SA Unipersonal 6.50% 20192,3	900	948
TIAA Global Markets 4.95% 20132	10,000	10,942
Morgan Stanley 6.00% 2014	2,365	2,580
Morgan Stanley 4.10% 2015	4,000	4,084
Morgan Stanley, Series F, 6.00% 2015	3,635	3,961
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	10,415
ACE INA Holdings Inc. 2.60% 2015	10,090	10,028
Berkshire Hathaway Finance Corp. 4.60% 2013	4,375	4,723
Berkshire Hathaway Finance Corp. 5.00% 2013	4,500	4,962
Korea Development Bank 5.30% 2013	2,500	2,656
Korea Development Bank 8.00% 2014	5,350	6,223
Crédit Agricole CIB 0.839% 20123	7,500	7,503
ANZ National (International) Ltd. 3.125% 20152	7,000	7,127
Toyota Motor Credit Corp. 1.375% 2013	7,000	7,070
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20152	7,000	7,026
ERP Operating LP 6.625% 2012	2,000	2,135
ERP Operating LP 5.25% 2014	4,000	4,419
Paribas, New York Branch 6.95% 2013	5,000	5,650
PRICOA Global Funding I 5.30% 20132	5,000	5,477
Boston Properties LP 6.25% 2013	4,030	4,414
Principal Life Insurance Co. 5.30% 2013	4,000	4,359
PNC Funding Corp. 5.125% 2010	4,000	4,005
Sumitomo Mitsui Banking Corporation 3.15% 20152	3,445	3,583
UniCredito Italiano SpA 6.00% 20172	3,300	3,438
Credit Suisse Group AG 5.50% 2014	3,000	3,328
American Express Co. 6.15% 2017	2,900	3,293
US Bank NA 4.95% 2014	2,550	2,841
Liberty Mutual Group Inc. 5.75% 20142	1,500	1,574
Nationwide Mutual Insurance Co. 5.81% 20242,3	1,630	1,445
Development Bank of Singapore Ltd. 7.125% 20112	200	205
		656,255

Utilities — 2.14%
Iberdrola Finance Ireland 3.80% 20142	20,000	19,973
Scottish Power PLC 5.375% 2015	4,000	4,339
Iberdrola Finance Ireland 5.00% 20192	5,000	4,872
Niagara Mohawk Power 3.553% 20142	11,170	11,845
National Grid PLC 6.30% 2016	10,990	12,872
National Rural Utilities Cooperative Finance Corp. 1.125% 2013	6,000	5,982
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	13,313
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	536
Pacific Gas and Electric Co. 6.25% 2013	12,250	13,879
PG&E Corp. 5.75% 2014	5,000	5,569
Progress Energy, Inc. 6.05% 2014	16,500	18,580
Enel Finance International SA 3.875% 20142	15,550	16,220
E.ON International Finance BV 5.80% 20182	13,000	15,148
Electricité de France SA 5.50% 20142	10,000	11,163
Veolia Environnement 5.25% 2013	8,350	9,079
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,946
Teco Finance, Inc. 4.00% 2016	6,000	6,265
Duke Energy Indiana, Inc. 3.75% 2020	5,000	5,093
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	558
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,690
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,177
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,129
Public Service Co. of Colorado 5.80% 2018	2,250	2,658
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,500	1,748
		199,634

Health care — 2.09%
Novartis Capital Corp. 1.90% 2013	5,000	5,116
Novartis Capital Corp. 4.125% 2014	17,500	18,942
Novartis Capital Corp. 2.90% 2015	10,000	10,489
Novartis Securities Investment Ltd. 5.125% 2019	5,000	5,711
Roche Holdings Inc. 5.00% 20142	29,500	32,825
Roche Holdings Inc. 6.00% 20192	5,000	5,980
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	13,671
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	11,762
Pfizer Inc 5.35% 2015	10,000	11,450
Pfizer Inc 6.20% 2019	5,000	6,086
Merck & Co., Inc. 1.875% 2011	7,555	7,624
Schering-Plough Corp. 6.00% 2017	7,945	9,533
Eli Lilly and Co. 3.55% 2012	12,750	13,191
Abbott Laboratories 2.70% 2015	6,500	6,778
Abbott Laboratories 5.875% 2016	3,225	3,832
WellPoint, Inc. 6.00% 2014	4,400	4,964
WellPoint, Inc. 5.25% 2016	3,000	3,379
AstraZeneca PLC 5.40% 2012	7,000	7,590
Medco Health Solutions, Inc. 2.75% 2015	5,835	5,909
UnitedHealth Group Inc. 6.00% 2017	4,750	5,434
Express Scripts Inc. 5.25% 2012	3,160	3,351
Express Scripts Inc. 6.25% 2014	1,010	1,149
		194,766

Energy — 2.03%
Shell International Finance BV 1.30% 2011	7,500	7,558
Shell International Finance BV 1.875% 2013	17,000	17,348
Shell International Finance BV 4.00% 2014	25,000	26,897
StatoilHydro ASA 2.90% 2014	3,110	3,271
StatoilHydro ASA 3.875% 2014	4,750	5,129
Statoil ASA 3.125% 2017	22,000	22,536
BP Capital Markets PLC 3.125% 2012	18,500	18,927
BP Capital Markets PLC 3.625% 20142	2,000	2,078
BP Capital Markets PLC 3.875% 2015	2,500	2,605
Chevron Corp. 3.95% 2014	18,000	19,509
Total Capital SA 3.00% 2015	7,000	7,301
Total Capital SA 2.30% 2016	8,000	7,965
Rockies Express Pipeline LLC 6.25% 20132	11,300	12,223
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	5,431
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	5,498
Husky Energy Inc. 5.90% 2014	6,000	6,658
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,110
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	5,378
Sunoco, Inc. 5.75% 2017	3,000	3,151
Enbridge Inc. 5.60% 2017	2,500	2,830
Qatar Petroleum 5.579% 20112,4	556	560
		188,963

Telecommunication services — 1.99%
SBC Communications Inc. 6.25% 2011	34,250	34,820
AT&T Inc. 4.95% 2013	8,250	8,890
AT&T Inc. 2.50% 2015	5,000	5,058
Verizon Communications Inc. 3.75% 2011	17,500	17,759
Verizon Communications Inc. 5.25% 2013	7,200	7,900
Verizon Communications Inc. 7.375% 2013	5,000	5,864
Verizon Communications Inc. 5.55% 2014	11,170	12,474
France Télécom 4.375% 2014	11,995	13,049
France Télécom 2.125% 2015	13,150	13,083
Telecom Italia Capital SA 4.95% 2014	7,225	7,560
Telecom Italia Capital SA 6.175% 2014	9,000	9,752
Telecom Italia Capital SA 5.25% 2015	7,000	7,432
Vodafone Group PLC 5.00% 2015	5,000	5,551
Vodafone Group PLC 5.375% 2015	12,000	13,385
Telefónica Emisiones, SAU 3.729% 2015	5,000	5,090
Telefónica Emisiones, SAU 4.949% 2015	5,000	5,317
Singapore Telecommunications Ltd. 6.375% 20112	7,000	7,419
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,471
		185,874

Consumer staples — 1.98%
Anheuser-Busch InBev NV 7.20% 20142	10,000	11,646
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,370
Anheuser-Busch InBev NV 4.125% 2015	7,500	8,051
Coca-Cola Co. 3.625% 2014	10,000	10,736
Coca-Cola Co. 1.50% 2015	10,000	9,796
Coca-Cola Co. 3.15% 2020	6,285	6,120
Kroger Co. 7.50% 2014	6,030	7,090
Kroger Co. 3.90% 2015	5,250	5,655
Kroger Co. 6.40% 2017	2,500	2,925
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,163
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,090
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,350
Wal-Mart Stores, Inc. 5.80% 2018	740	873
Kraft Foods Inc. 2.625% 2013	13,660	14,149
Walgreen Co. 4.875% 2013	10,500	11,593
PepsiCo, Inc. 0.875% 2013	5,000	4,983
PepsiCo, Inc. 3.10% 2015	6,000	6,344
Costco Wholesale Corp. 5.30% 2012	10,700	11,315
CVS Caremark Corp. 6.036% 20284	2,479	2,617
CVS Caremark Corp. 6.943% 20304	5,743	6,444
British American Tobacco International Finance PLC 9.50% 20182	5,910	8,071
Procter & Gamble Co. 3.50% 2015	7,500	8,050
Unilever Capital Corp. 3.65% 2014	7,500	8,029
Tesco PLC 5.50% 20172	6,840	7,822
Kimberly-Clark Corp. 7.50% 2018	4,500	5,825
Altria Group, Inc. 8.50% 2013	4,000	4,771
		184,878

Industrials — 1.86%
Canadian National Railway Co. 4.95% 2014	17,850	19,748
Canadian National Railway Co. 5.85% 2017	7,000	8,162
Union Pacific Corp. 5.125% 2014	6,125	6,767
Union Pacific Corp. 5.75% 2017	1,515	1,742
Union Pacific Corp. 5.70% 2018	7,465	8,607
Union Pacific Corp. 4.00% 2021	7,000	7,150
Burlington Northern Santa Fe Corp. 7.00% 2014	13,480	15,698
General Electric Co. 5.00% 2013	2,000	2,152
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,217
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,309
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,4	5,218	5,366
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20132,4	1,316	1,438
BAE Systems Holdings Inc. 4.95% 20142	4,500	4,956
Honeywell International Inc. 3.875% 2014	10,100	10,886
Northrop Grumman Corp. 3.70% 2014	9,500	10,178
United Technologies Corp. 4.50% 2020	8,215	8,989
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.646% 20153,4	9,487	8,969
Norfolk Southern Corp. 5.75% 2016	7,190	8,279
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,500
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	1,078
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	4,274
Lockheed Martin Corp. 4.121% 2013	5,000	5,337
Volvo Treasury AB 5.95% 20152	4,300	4,765
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,635
Atlas Copco AB 5.60% 20172	4,000	4,429
CSX Corp. 5.75% 2013	1,635	1,795
		173,426

Consumer discretionary — 1.25%
Time Warner Cable Inc. 6.20% 2013	12,000	13,444
Time Warner Cable Inc. 7.50% 2014	5,430	6,324
Time Warner Cable Inc. 8.25% 2014	1,000	1,182
Comcast Corp. 5.30% 2014	2,000	2,208
Comcast Corp. 5.85% 2015	3,000	3,450
Comcast Corp. 6.30% 2017	9,000	10,622
NBC Universal, Inc. 2.10% 20142	7,500	7,564
NBC Universal, Inc. 2.875% 20162	7,000	6,977
News America Inc. 6.90% 2019	10,250	12,712
Lowe’s Companies, Inc. 4.625% 2020	8,500	9,280
McDonald’s Corp., Series I, 4.30% 2013	5,000	5,390
Walt Disney Co. 4.70% 2012	5,000	5,388
Volkswagen International Finance NV 1.625% 20132	5,000	5,026
Target Corp. 6.00% 2018	4,055	4,819
Nordstrom, Inc. 6.75% 2014	4,180	4,799
Thomson Reuters Corp. 5.95% 2013	4,130	4,643
Kohl’s Corp. 7.375% 2011	4,175	4,410
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,050	3,164
DaimlerChrysler North America Holding Corp. 5.875% 2011	950	964
Home Depot, Inc. 5.20% 2011	3,000	3,035
Staples, Inc. 9.75% 2014	1,000	1,228
		116,629

Information technology — 0.35%
Cisco Systems, Inc. 5.25% 2011	5,750	5,811
Cisco Systems, Inc. 2.90% 2014	5,500	5,792
International Business Machines Corp. 0.868% 20113	5,000	5,023
International Business Machines Corp. 5.70% 2017	5,000	5,887
National Semiconductor Corp. 6.15% 2012	6,500	6,953
National Semiconductor Corp. 6.60% 2017	2,500	2,850
		32,316

Materials — 0.20%
ArcelorMittal 3.75% 2015	7,000	7,129
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,576
Anglo American Capital PLC 2.15% 20132	4,525	4,586
		18,291

Total corporate bonds & notes		1,951,032

MORTGAGE-BACKED OBLIGATIONS — 18.07%
Federal agency mortgage-backed obligations4 — 15.36%
Fannie Mae 7.00% 2015	540	583
Fannie Mae 7.00% 2016	414	448
Fannie Mae 11.50% 2019	162	178
Fannie Mae 4.50% 2023	27,458	29,003
Fannie Mae 4.00% 2024	19,065	19,830
Fannie Mae 4.00% 2024	15,818	16,469
Fannie Mae 4.00% 2024	7,342	7,644
Fannie Mae 4.00% 2024	7,229	7,527
Fannie Mae 4.00% 2024	5,809	6,048
Fannie Mae 4.50% 2024	33,398	35,163
Fannie Mae 4.50% 2024	18,764	19,797
Fannie Mae 4.50% 2024	18,023	19,015
Fannie Mae 4.50% 2024	16,034	16,917
Fannie Mae 6.00% 2024	2,178	2,405
Fannie Mae 3.00% 2025	34,400	34,362
Fannie Mae 3.50% 2025	28,500	29,155
Fannie Mae 3.50% 2025	26,700	27,374
Fannie Mae 3.50% 2025	19,902	20,405
Fannie Mae 3.50% 2025	17,490	17,931
Fannie Mae 3.50% 2025	9,952	10,204
Fannie Mae 3.50% 2025	9,311	9,546
Fannie Mae 3.50% 2025	4,979	5,105
Fannie Mae 3.50% 2025	3,049	3,126
Fannie Mae 4.00% 2025	39,507	41,231
Fannie Mae 4.00% 2025	34,729	36,245
Fannie Mae 4.00% 2025	28,333	29,570
Fannie Mae 4.00% 2025	3,955	4,127
Fannie Mae 4.50% 2025	66,478	70,261
Fannie Mae, Series 2001-4, Class GA, 9.905% 20253	417	492
Fannie Mae, Series 2001-4, Class NA, 11.728% 20253	780	886
Fannie Mae 6.00% 2026	1,507	1,664
Fannie Mae 9.101% 20263	451	502
Fannie Mae 6.00% 2028	4,307	4,713
Fannie Mae 6.00% 2028	1,905	2,080
Fannie Mae 6.00% 2028	1,431	1,566
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,007	1,176
Fannie Mae, Series 2001-20, Class D, 11.04% 20313	77	90
Fannie Mae 6.50% 2034	4,442	4,990
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	4,887	5,200
Fannie Mae 6.50% 2035	3,519	3,961
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	4,020	3,607
Fannie Mae 5.50% 2036	4,578	4,934
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	17,313	19,005
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	7,938	8,790
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	5,460	6,097
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	9,441	8,390
Fannie Mae, Series 2007-114, Class A7, 0.453% 20373	12,500	12,349
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,487	8,100
Fannie Mae 5.537% 20373	2,800	2,936
Fannie Mae 6.00% 2037	18,112	19,733
Fannie Mae 6.00% 2037	11,025	12,163
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	8,344	9,073
Fannie Mae 6.00% 2037	1,079	1,176
Fannie Mae 6.00% 2037	1,078	1,175
Fannie Mae 6.50% 2037	8,417	9,348
Fannie Mae 7.00% 2037	1,424	1,571
Fannie Mae 7.50% 2037	309	336
Fannie Mae 5.457% 20383	2,613	2,753
Fannie Mae 5.50% 2038	16,860	18,235
Fannie Mae 5.50% 2038	5,697	6,129
Fannie Mae 5.507% 20383	1,581	1,682
Fannie Mae 6.00% 2038	38,363	41,711
Fannie Mae 6.00% 2038	23,523	25,628
Fannie Mae 6.00% 2038	14,368	15,654
Fannie Mae 6.00% 2038	14,216	15,489
Fannie Mae 6.00% 2038	11,316	12,328
Fannie Mae 6.00% 2038	3,987	4,344
Fannie Mae 3.589% 20393	8,051	8,404
Fannie Mae 3.629% 20393	3,722	3,856
Fannie Mae 3.665% 20393	1,131	1,175
Fannie Mae 3.743% 20393	3,472	3,643
Fannie Mae 3.784% 20393	7,161	7,499
Fannie Mae 3.811% 20393	2,378	2,497
Fannie Mae 3.843% 20393	2,581	2,688
Fannie Mae 3.863% 20393	4,010	4,207
Fannie Mae 3.91% 20393	718	750
Fannie Mae 3.931% 20393	2,763	2,901
Fannie Mae 3.939% 20393	8,010	8,440
Fannie Mae 5.115% 20393	2,913	3,108
Fannie Mae 6.00% 2039	29,933	32,545
Fannie Mae 6.00% 2039	2,638	2,869
Fannie Mae 6.00% 2039	1,676	1,826
Fannie Mae 6.50% 2039	2,417	2,678
Fannie Mae 3.50% 2040	14,200	13,969
Fannie Mae 4.00% 2040	30,000	30,514
Fannie Mae 5.00% 2040	23,420	24,857
Fannie Mae 5.00% 2040	13,866	14,717
Fannie Mae 5.00% 2040	11,561	12,270
Fannie Mae 5.00% 2040	9,935	10,544
Fannie Mae 5.00% 2040	9,414	9,991
Fannie Mae 5.00% 2040	7,579	8,044
Fannie Mae 5.50% 2040	6,848	7,366
Fannie Mae 5.50% 2040	6,658	7,163
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	250	289
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	205	229
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	1,024	1,197
Fannie Mae 6.50% 2047	6,960	7,613
Fannie Mae 7.00% 2047	365	403
Fannie Mae 7.00% 2047	74	81
Government National Mortgage Assn. 4.00% 2039	21,555	22,146
Government National Mortgage Assn. 4.00% 2039	7,886	8,102
Government National Mortgage Assn. 4.00% 2039	2,907	2,986
Government National Mortgage Assn. 3.50% 2040	5,862	5,807
Government National Mortgage Assn. 4.00% 2040	49,778	51,143
Government National Mortgage Assn. 4.00% 2040	37,100	38,045
Government National Mortgage Assn. 4.00% 2040	10,628	10,919
Government National Mortgage Assn. 4.00% 2040	9,550	9,811
Government National Mortgage Assn. 4.00% 2040	1,532	1,574
Government National Mortgage Assn. 4.00% 2040	1,002	1,030
Government National Mortgage Assn. 4.50% 2040	49,649	52,545
Government National Mortgage Assn. 4.50% 2040	14,353	15,151
Government National Mortgage Assn. 4.50% 2040	6,966	7,354
Freddie Mac, Series 2356, Class GD, 6.00% 2016	6,786	7,342
Freddie Mac, Series 1567, Class A, 0.713% 20233	56	56
Freddie Mac, Series 2626, Class NG, 3.50% 2023	956	987
Freddie Mac 5.00% 2023	7,614	8,080
Freddie Mac 5.00% 2023	2,419	2,567
Freddie Mac 5.00% 2024	1,802	1,914
Freddie Mac 4.50% 2025	26,216	27,622
Freddie Mac 6.00% 2026	515	562
Freddie Mac 6.00% 2026	211	230
Freddie Mac 6.50% 2027	3,259	3,633
Freddie Mac, Series T-041, Class 3-A, 7.341% 20323	454	530
Freddie Mac, Series 3061, Class PN, 5.50% 2035	10,910	12,192
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	8,068	6,894
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,975	3,525
Freddie Mac, Series 3156, Class NG, 6.00% 2036	5,522	6,212
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	1,927	1,676
Freddie Mac 5.71% 20373	3,019	3,184
Freddie Mac, Series 3271, Class OA, 6.00% 2037	6,446	7,312
Freddie Mac 6.00% 2037	2,415	2,657
Freddie Mac 6.00% 2037	2,022	2,203
Freddie Mac 6.00% 2037	914	1,005
Freddie Mac 5.00% 2038	4	4
Freddie Mac 5.174% 20383	1,317	1,410
Freddie Mac 5.428% 20383	2,729	2,893
Freddie Mac 5.50% 2038	4,792	5,141
Freddie Mac 5.509% 20383	10,268	10,762
Freddie Mac 6.50% 2038	7,694	8,515
Freddie Mac 3.561% 20393	4,755	4,944
Freddie Mac 3.903% 20393	2,573	2,703
Freddie Mac 4.50% 2039	4,421	4,597
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20112	400	398
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20192	5,126	5,241
		1,431,662

Commercial mortgage-backed securities4 — 1.95%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	3,344	3,392
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,649
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 20373	1,783	1,846
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.495% 20373	5,000	5,121
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	3,294	3,378
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	5,076
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20423	1,000	1,019
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	1,064
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.736% 20363	2,000	1,603
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class G, 5.745% 20362,3	1,600	1,250
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	6,976	7,200
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 20382	2,000	1,774
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20383	968	978
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	13,500	14,410
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	18,798
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,272
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	6,250	6,706
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	1,000	1,051
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20372	1,000	1,051
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	7,500	7,880
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20373	12,000	12,608
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	9,891	9,939
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20182	4,919	4,990
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 20182	3,800	3,858
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.41% 20393	2,000	1,623
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	1,934
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.516% 20453	2,000	2,106
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	1,727	1,745
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	631	661
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	949	949
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.443% 20443	5,000	5,431
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.062% 20453	6,500	6,613
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20352	6,000	6,320
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	6,012	6,053
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.878% 20312,3	17,823	357
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	403	406
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,407	4,580
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)3	3,000	3,132
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.376% 20423	2,000	2,067
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.936% 20423	1,000	1,014
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,451	2,467
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	855	854
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	853	862
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	1,499	1,526
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	1,257	1,256
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 0.803% 20162,3	1,000	1,000
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	234	235
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 20112	395	398
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	311	314
		181,816

Other mortgage-backed securities4 — 0.60%
Bank of America 5.50% 20122	13,750	14,434
Compagnie de Financement Foncier 2.125% 20132	11,000	11,179
Bank of Montreal 2.85% 20152	7,500	7,834
Nationwide Building Society, Series 2007-2, 5.50% 20122	6,750	7,188
Northern Rock PLC 5.625% 20172	5,735	6,011
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20172	5,000	5,362
HBOS Treasury Services PLC 5.00% 20112	1,000	1,033
HBOS Treasury Services PLC 5.25% 20172	1,070	1,155
Royal Bank of Canada 3.125% 20152	1,000	1,042
Bank of Nova Scotia 1.45% 20132	1,000	1,010
		56,248

Collateralized mortgage-backed obligations (privately originated)4 — 0.16%
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.373% 20463	5,983	5,906
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 3.109% 20353	3,529	3,262
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.061% 20272,3	668	674
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.304% 20272,3	1,371	1,438
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.503% 20282,3	590	598
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	352	353
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	317	328
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	481	501
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,242	1,280
Paine Webber CMO, Series O, Class 5, 9.50% 2019	108	128
		14,468

Total mortgage-backed obligations		1,684,194

FEDERAL AGENCY BONDS & NOTES — 8.20%
Fannie Mae 1.75% 2011	33,800	33,956
Fannie Mae 5.50% 2011	5,000	5,076
Fannie Mae 6.00% 2011	35,000	35,915
Fannie Mae 2.00% 2012	20,000	20,367
Fannie Mae 2.50% 2014	5,250	5,504
Fannie Mae 2.625% 2014	9,000	9,467
Fannie Mae 2.75% 2014	20,000	21,122
Fannie Mae 3.00% 2014	8,250	8,809
Fannie Mae 1.625% 2015	20,000	19,951
Fannie Mae 2.375% 2015	25,000	25,905
Freddie Mac 0.223% 20113	20,000	20,009
Freddie Mac 1.75% 2012	25,000	25,471
Freddie Mac 2.125% 2012	25,000	25,684
Freddie Mac 1.625% 2013	65,000	66,472
Freddie Mac 2.50% 2014	14,300	14,996
Federal Home Loan Bank 2.875% 2011	15,000	15,109
Federal Home Loan Bank 3.375% 2011	5,000	5,086
Federal Home Loan Bank 1.125% 2012	28,250	28,501
Federal Home Loan Bank 1.75% 2012	25,000	25,542
Federal Home Loan Bank 4.625% 2012	20,000	21,502
Federal Home Loan Bank 5.375% 2016	5,000	5,928
Federal Home Loan Bank 5.375% 2016	1,420	1,684
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	7,250	7,436
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.286% 20123	25,000	25,015
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.292% 20123	2,110	2,112
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,232
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	8,000	8,204
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	7,000	7,191
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.539% 20123	15,000	15,094
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	22,750	23,346
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 3.25% 2011	7,000	7,201
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.566% 20123	15,000	15,061
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,342
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.492% 20123	20,000	20,063
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,500	16,098
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	27,000	27,797
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	7,000	7,285
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	2,035	2,038
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	7,250	7,443
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,290
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,500	10,743
Federal Agricultural Mortgage Corp. 4.875% 20112	17,750	17,838
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,522
Federal Agricultural Mortgage Corp. 5.50% 20112	4,665	4,801
Federal Agricultural Mortgage Corp. 5.125% 20172	1,070	1,179
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	15,000	15,072
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	9,700	9,970
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	7,500	7,772
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	7,250	7,551
United States Government Agency-Guaranteed (FDIC insured), Wells Fargo & Co. 3.00% 2011	7,250	7,441
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,266
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	5,000	5,129
CoBank ACB 0.892% 20222,3	935	740
		764,328

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.81%
Europe Government Agency-Guaranteed, Dexia Credit Local 0.539% 20122,3	15,000	14,975
Europe Government Agency-Guaranteed, Dexia Credit Local 2.00% 20132	12,000	12,062
Europe Government Agency-Guaranteed, Dexia Credit Local 2.75% 20142	10,000	10,212
France Government Agency-Guaranteed, Société Finance 2.25% 20122	19,285	19,737
France Government Agency-Guaranteed, Société Finance 2.875% 20142	5,440	5,732
France Government Agency-Guaranteed, Société Finance 3.375% 20142	5,900	6,314
Australia and New Zealand Government Agency-Guaranteed,
Australia and New Zealand Banking Group Ltd. 0.571% 20122,3	20,000	20,072
Australia and New Zealand Government Agency-Guaranteed,
Australia and New Zealand Banking Group Ltd. 3.25% 20122	10,000	10,308
Province of Ontario, Series 1, 1.875% 2012	25,500	26,105
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20122	5,875	6,066
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 20142	1,045	1,093
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20142	14,000	15,108
Corporación Andina de Fomento 6.875% 2012	20,000	21,400
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20122	8,250	8,466
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20132	10,000	10,398
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20122	18,000	18,409
Denmark Government Agency-Guaranteed, Danske Bank 0.634% 20122,3	7,500	7,505
Denmark Government Agency-Guaranteed, Danske Bank 2.50% 20122	10,000	10,245
Polish Government 5.25% 2014	5,000	5,321
Polish Government 5.00% 2015	8,000	8,447
Polish Government 6.375% 2019	2,825	3,150
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20122	11,250	11,505
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20142	730	783
KfW 4.00% 2020	10,000	10,883
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20122	9,680	9,902
European Investment Bank 3.125% 2014	9,250	9,858
Finland (Republic of) 1.25% 20152	10,000	9,847
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20142	9,000	9,643
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,626
Austrian Government 2.00% 20122	8,250	8,472
Hungarian Government 6.25% 2020	8,000	7,817
Croatian Government 6.75% 20192	3,500	3,734
Croatian Government 6.75% 2019	2,000	2,134
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	5,504
Asian Development Bank 2.75% 2014	5,100	5,380
Chilean Government 3.875% 2020	5,000	5,174
United Mexican States Government Global 5.875% 2014	3,500	3,908
		355,295

ASSET-BACKED OBLIGATIONS4 — 1.29%
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	5,399
Chase Issuance Trust, Series 2006-8, Class A, 0.313% 20163	10,000	9,921
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	13,543
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	9,250	9,421
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	6,364	6,486
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	2,722	2,742
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	7,659	7,726
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	7,421	7,584
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	7,054	7,381
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	6,042	6,155
BA Credit Card Trust, Series 2006-6, Class A, 0.283% 20133	6,000	5,994
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	5,774	5,813
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,524	4,654
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,572
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,050	1,078
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,797	1,836
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	1,172	1,181
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	1,661	1,685
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 20352,3	3,413	2,663
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	2,367	2,565
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	2,449	2,408
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,407
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20232,5	2,953	2,215
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 20122	520	521
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20122	1,208	1,220
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,063	1,071
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	972	1,023
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 20313	506	447
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	296	299
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20352,3	218	218
		120,228

MUNICIPALS — 0.74%
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds, Series 2010-B, 5.00% 2014	15,000	16,515
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2010-M, 5.00% 2014	10,000	11,178
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	10,000	10,726
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,199
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,242
State of Texas, Public Finance Authority, Unemployment Compensation Obligation Assessment, Revenue Bonds,
Series 2010-A, 5.00% 2015	6,000	6,894
Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 2.616% 2015	4,500	4,657
		69,411

Total bonds & notes (cost: $8,408,531,000)		8,768,951

		Value
Preferred securities — 0.12%	Shares	(000)

FINANCIALS — 0.09%
PNC Preferred Funding Trust III 8.70%2,3	7,700,000	$8,289

U.S. GOVERNMENT AGENCY SECURITIES — 0.03%
US AgBank 6.11%2,3	4,000,000	2,620

Total preferred securities (cost: $7,177,000)		10,909

	Principal amount
Short-term securities — 7.03%	(000)

Jupiter Securitization Co., LLC 0.23%–0.27% due 12/2/2010–1/6/20112	$113,900	113,879
Straight-A Funding LLC 0.21%–0.26% due 12/16/2010–2/3/20112	72,500	72,485
Federal Home Loan Bank 0.16%–0.18% due 12/15/2010–2/24/2011	72,400	72,379
Fannie Mae 0.17%–0.42% due 12/1/2010–1/18/2011	60,000	59,989
Merck & Co. Inc. 0.19% due 12/16/20102	52,900	52,895
Abbott Laboratories 0.18% due 12/15/20102	50,000	49,996
General Electric Capital Services, Inc. 0.23% due 1/3/2011	47,300	47,291
Bank of America Corp. 0.22% due 12/1/2010	43,900	43,900
U.S. Treasury Bills 0.134%–0.173% due 3/10–4/21/2011	43,600	43,573
Variable Funding Capital Company LLC 0.23% due 12/15/20102	42,848	42,844
Freddie Mac 0.21% due 7/6/2011	31,400	31,352
Coca-Cola Co. 0.22% due 12/10/20102	25,000	24,998

Total short-term securities (cost: $655,589,000)		655,581

Total investment securities (cost: $9,071,297,000)		9,435,441
Other assets less liabilities		(112,919)

Net assets		$9,322,522

1Index-linked bond whose principal amount moves with a government retail price index.

2Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,226,805,000, which represented 13.16% of the net assets of the fund.

3Coupon rate may change periodically.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Valued under fair value procedures adopted by authority of the board of trustees. The value of this security was $2,215,000, which represented .02% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
U.S. Treasury bonds & notes	$—	$3,824,463	$—	$3,824,463
Corporate bonds & notes	—	1,951,032	—	1,951,032
Mortgage-backed obligations	—	1,684,194	—	1,684,194
Federal agency bonds & notes	—	764,328	—	764,328
Bonds & notes of governments &
government agencies outside the U.S.	—	355,295	—	355,295
Asset-backed obligations	—	118,013	2,215	120,228
Municipals	—	69,411	—	69,411
Preferred securities	—	10,909	—	10,909
Short-term securities	—	655,581	—	655,581

Total	$—	$9,433,226	$2,215	$9,435,441

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended November 30, 2010 (dollars in thousands):

	Beginning value at		Net unrealized	Ending value at
	9/1/2010	Net sales	appreciation	11/30/2010
Investment securities	$2,257	$(56)	$14	$2,215

Net unrealized appreciation during the period on Level 3 investment securities held at November 30, 2010 (dollars in thousands):				$14

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$376,682
Gross unrealized depreciation on investment securities	(14,557)
Net unrealized appreciation on investment securities	362,125
Cost of investment securities for federal income tax purposes	9,073,316

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-923-0111O-S25586

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: January 28, 2011